CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	9 Months Ended
Sep. 30, 2017 shares
WeedMD RX Inc. (''WMD'') [Member]
Notes payable in exchange for shares of common stock	1,100,000
Officers and Directors [Member]
Notes payable in exchange for shares of common stock	1,000,000